UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Fund of California

Giving diligence its due

[photo - farmer working among rows of crop]

Annual report for the year ended August 31, 2006

The Tax-Exempt Fund of California® seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Table of contents

Letter to shareholders; Investment highlights	1
Why double tax-free investing can be worthwhile	2
The value of a long-term perspective	3
Feature — Giving diligence its due	4
Summary investment portfolio	8
Financial statements	12
Trustees and officers	24
What makes American Funds different?	back cover

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2006 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	+0.79%	+4.02%	+5.08%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 3.54%, which reflects a fee waiver (3.50% without the fee waiver). (For investors in the 44.3% tax bracket, this is equivalent to a taxable yield of 6.36%, which reflects the fee waiver — 6.28% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 3.85% (3.82% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results and important information can be found on page 20.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

[photo - farmer working among rows of crop]

Fellow shareholders:

The Tax-Exempt Fund of California delivered a steady stream of tax-exempt income during the past year. For the 12 months ended August 31, 2006, the fund’s monthly dividends totaled slightly more than 66 cents a share, representing an income return of 4.0% for shareholders who reinvested dividends. For shareholders in the 44.3% combined federal and California tax bracket, this tax-free income is equivalent to a 7.2% income return from a taxable investment. Shareholders who took dividends in cash received an income return of 3.9%, equivalent to a taxable income return of 7.0%.

The fund’s 3.3% total return — a combination of the dividends, half-cent per-share capital gain distribution and modest 13-cent decline in share price — outpaced its peer group and general market measure, the Lipper California Municipal Debt Funds Average, which posted a 2.8% gain. The unmanaged Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market (but does not include expenses), rose 3.0%.

Municipal market overview

Municipal bond returns have been constrained by rising interest rates and inflation concerns for much of the past year. From the start of the fund’s fiscal year in September, through the end of June, the Federal Reserve raised the federal funds rate by one quarter-point on seven consecutive occasions, bringing this key overnight lending rate to 5.25%. After the June 29 increase, the Fed hinted that it might be high enough to slow economic and inflation rates, and at its August meeting, the Fed elected not to raise the rate for the first time in two years. The indication that the Fed may be done with its tightening cycle provided a boost to the municipal bond market, and July and August were the strongest months of the fiscal year for The Tax-Exempt Fund of California.

After record municipal bond issuance in 2005, supply so far in 2006 is about 15% lower. Since investor demand remains strong, the reduced inventory has bolstered prices. Generally, revenue bonds provided the fund’s highest returns, while retail investor demand also gave a lift to the state’s general obligation bonds. Health care, real estate-backed and tobacco settlement bonds also contributed to fund results.

Yields in the municipal market rose across much of the maturity spectrum, with short-term bonds posting the largest increases. Consequently, as the yield curve flattened, returns on short-term bonds were lower than those of intermediate- and long-term debt.

[Begin Sidebar]
Investment highlights through August 31, 2006

12-month total return (income plus capital changes, with distributions reinvested)	+3.28%

Tax-free distribution rate for August (reflecting 3.75% maximum sales charge)
With a fee waiver	+3.90%
Without a fee waiver	+3.87%

Taxable equivalent distribution rate* (assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver	+7.00%
Without a fee waiver	+6.95%

SEC 30-day tax-free yield (reflecting 3.75% maximum sales charge)
With a fee waiver	+3.71%
Without a fee waiver	+3.68%

Taxable equivalent SEC yield* (assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver	+6.66%
Without a fee waiver	+6.61%

*Based on 2006 federal and California tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions  that are applicable to certain taxable income levels.

For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

As we have noted in recent reports, the fund’s three portfolio counselors have pursued a defensive strategy to preserve your principal while the Federal Reserve has been raising interest rates. One aspect of this strategy involves investing in bonds with shorter maturities, which generally helps promote portfolio stability during periods of rising rates and market volatility. However, as the year progressed and longer maturity municipal bonds proved less sensitive to the Fed increases, the portfolio counselors gradually extended the fund’s maturity structure, taking advantage of the buying opportunities presented by the higher interest rates. The average duration at August 31 was 5.9 years, compared with 5.5 years at the same time in 2005.

Staying the course

Despite the longer duration, the fund’s portfolio counselors are maintaining a relatively conservative approach. Although the Fed has paused its steady run of interest rate increases, future Fed actions — whether rate hikes or cuts — are likely to cause volatility in the municipal bond market. This will create opportunities for the fund.

As always, the key to the fund’s success is rigorous research. The portfolio counselors work closely with research analysts, economists and traders to identify issues that can contribute to the fund’s goals of providing income and preserving principal. Some of their efforts are described in more detail in our feature article beginning on page 4.

We believe that our conscientious investment strategy is well-suited to shareholders seeking income with relatively low volatility. This approach continues to prove attractive to investors. We welcomed more than 3,000 new shareholders to the fund during the past 12 months, an increase of more than 20%, while the fund’s assets grew by nearly a third.

Thank you for allowing us to help you reach your financial goals. We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/ Abner D. Goldstine
Paul G. Haaga, Jr.	Abner D. Goldstine
Vice Chairman of the Board	President

October 13, 2006

For current information about the fund, visit americanfunds.com.

Why double tax-free investing can be worthwhile

To use this table, find your estimated 2006 taxable income to determine your combined federal and California tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.9% tax-exempt distribution rate in August.

Because of tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $150,000 faces a combined federal and California tax rate of 37.3%. In this bracket, the fund’s current 3.9% distribution rate would be equivalent to a distribution rate on a taxable fixed-income investment of 6.2%.

Your taxable income
Single			Joint			Combined federal and California tax rate*	The fund’s 3.9% tax-exempt distribution rate in August is equivalent to a taxable distribution rate of:

$ 0	-	6,622	$ 0	-	13,244	11.0%	4.4%
6,623	-	7,550	13,245	-	15,100	12.0	4.4
7,551	-	15,698	15,101	-	31,396	17.0	4.7
15,699	-	24,776	31,397	-	49,552	19.0	4.8
24,777	-	30,650	49,553	-	61,300	21.0	4.9
30,651	-	34,394	61,301	-	68,788	31.0	5.7
34,395	-	43,467	68,789	-	86,934	33.0	5.8
43,468	-	74,200	86,935	-	123,700	34.3	5.9
74,201	-	154,800	123,701	-	188,450	37.3	6.2
154,801	-	336,550	188,451	-	336,550	42.3	6.8
		Over 336,550			Over 336,550	44.3†	7.0

*Based on 2006 federal and California tax rates. (State rates from 1% to 9.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
† The rate increases to 45.3% for taxable income over $1 million.

The value of a long-term perspective
How a $10,000 investment has grown
Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

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Year ended August 31	The fund at maximum offering price [1,4]	The fund at net asset value (not including sales charge) [4]	Lehman Brothers Municipal Bond Index [3]	Lipper California Municipal Debt Funds Average [4]
86 [5]	$9,625	$10,000	$10,000	$10,000
87	9,673	10,052	10,260	9,994
88	10,211	10,611	10,966	10,616
89	11,275	11,717	12,170	11,814
90	11,718	12,177	12,951	12,404
91	13,072	13,584	14,478	13,816
92	14,424	14,990	16,095	15,258
93	16,310	16,949	18,059	17,155
94	16,308	16,947	18,084	16,979
95	17,639	18,330	19,687	18,215
96	18,635	19,365	20,718	19,272
97	20,274	21,069	22,634	21,042
98	21,892	22,750	24,591	22,854
99	21,995	22,857	24,714	22,579
00	23,531	24,453	26,388	24,286
01	25,610	26,614	29,078	26,638
02	26,804	27,854	30,893	27,866
03	27,371	28,444	31,862	28,348
04	29,349	30,499	34,126	30,306
05	30,985	32,199	35,939	32,016
06	32,002	33,256	37,028	32,988

1 As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2 The maximum initial sales charge was 4.75% prior to January 10, 2000.
3 The index is a national index not limited to California bonds. It is unmanaged and includes reinvested distributions, but does not reflect sales charges, commissions or expenses.
4 With all distributions reinvested. The Lipper average does not reflect sales charges.
5 For the period October 28, 1986, through August 31, 1987.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

[end mountain chart]

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2006)*

	1 year	5 years	10 years

Class A shares	-0.60%	+3.76%	+5.16%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details.

[photo - hands caring for young grapes on grapevine]

Giving diligence its due

The Tax-Exempt Fund of California’s portfolio counselors are well-equipped to conduct the analysis required to understand municipal bond issues.

The combination of tax-exempt income and low risk of default has attracted many individual investors to municipal bonds: U.S. households directly owned nearly 40% of the more than $2 trillion municipal bonds outstanding in 2005.

Yet despite their relative stability, municipal bonds are no sure thing. Like other fixed-income offerings, they are subject to credit, interest rate and reinvestment rate risks. Investors also have to contend with prepayment risk and liquidity and price volatility concerns.

That’s why many prudent investors choose to invest in municipal bonds through funds such as The Tax-Exempt Fund of California. The fund’s holdings are selected by investment professionals with the experience and expertise to understand the nuances of the more than $300 billion in new municipal bond issues each year and how they might be affected by external factors.

[Begin Sidebar]
[begin pie chart]
Who owns municipal bonds?

Households	37.9%
Money market mutual funds	15.1%
Mutual funds	14.0%
Insurance companies	13.5%
Banks	7.1%
Closed-end mutual funds	4.0%
Other institutions	8.4%

Source: Insurance Information Institute
[end pie chart]
[End Sidebar]

The fund’s three portfolio counselors work with fixed-income research analysts, economists and traders to conduct in-depth analysis on every municipal bond issue considered for the portfolio. This labor-intensive process requires research on a number of levels: Not only do they consider the fiscal health of the issuer, such as the state or municipality, they also take into account the economy and the outlook for interest rates. When the bond is financing a specific project, they examine local factors that might impact its viability. Few individual investors have the resources or knowledge to match this degree of analysis.

In addition, some corporations issue municipal bonds to fund public purpose projects. Congress has authorized a limited amount of these private activity bond issues, which involve an extra level of research. The Tax-Exempt Fund of California holds many of these bonds, including some issued for pollution control projects on behalf of Waste Management, Inc.

The Tax-Exempt Fund of California’s portfolio counselors are well-equipped to conduct the analysis required to understand municipal bond issues. In addition to their own combined 60 years of experience, they work with a team of investment analysts and traders who constantly monitor the municipal bond market, and can also draw on the knowledge of their counterparts who cover taxable fixed-income as well as equity markets, where events can quickly impact the municipal bond market.

Another important strategic advantage is The Tax-Exempt Fund of California’s management structure, known as the multiple portfolio counselor system. Each of the portfolio counselors is allotted a portion of the fund’s assets, which they are free to invest as they wish, in accordance with the fund’s objectives.

Explains portfolio counselor Karl Zeile, “Given the diversity in California’s economy, we have many investment opportunities to choose from within the state. Each of us makes our own decisions, so we are able to make investments without the bias of the other portfolio counselors and act upon our own highest convictions.

“Even though we may have similar views on an issue, a portfolio management decision to buy or sell is up to the individual counselor. The fund has multiple portfolio counselors with different views, so the shareholder benefits from a diversity of opinions. That’s one of the key strengths of our management approach.”

[Begin Sidebar]
Why go it alone?

In addition to the expertise of experienced portfolio counselors, The Tax-Exempt Fund of California offers compelling advantages over individual municipal bonds:

Diversification

The fund’s portfolio includes holdings throughout California. This diversification allows investors to participate in developments that benefit specific areas while limiting exposure to isolated negative events.

Professional management

Three portfolio counselors actively manage the fund’s portfolio to respond to, and take advantage of, changing market conditions.

In-depth research

The portfolio counselors are supported by a team of fixed-income professionals who help identify opportunities, monitor holdings and develop strategies that help grow and preserve principal.

Wider access to investments

Bond funds often have access to a wider range of securities than do individual investors. In fact, many municipal bonds are only available to institutional investors.

Steady income

The fund pays a monthly dividend — a regular stream of income — while an individual bond typically pays interest semiannually.

Automatic reinvestment

Bond funds offer automatic reinvestment of dividends at net asset value, helping your investment work 24/7 and increasing income over time.

Liquidity

Fund shares are easily bought and sold, unlike some bonds, and investors can begin with a minimum investment of just $1,000. Individual bonds typically require an investment of at least $5,000.

Purchasing power

Because fund managers buy in large quantities, they can buy bonds at a lower cost than can individual investors.
[End Sidebar]

[photo - Neil Langberg]
[Begin Photo Caption]
Neil Langberg
[End Photo Caption]

[photo - Edward Nahmias]
[Begin Photo Caption]
Edward Nahmias
[End Photo Caption]

[photo - Karl Zeile]
[Begin Photo Caption]
Karl Zeile
[End Photo Caption]

[Begin Sidebar]
A team effort

Karl Zeile, a portfolio counselor with The Tax-Exempt Fund of California, explains how he and his fellow portfolio counselors, pictured at right, work with other investment professionals to evaluate Waste Management bonds.

“Waste Management is a classic example of a good long-term bond investment. They are the leader in the industry — a low-cost provider of an essential service and a company we know well. They are also well covered by our taxable bond and equity analysts, who can help us understand how a particular project fits into the overall corporate strategy of Waste Management.

“In addition, we talk to the traders in both the taxable and tax-exempt markets and we track the credit spread relationships between the tax-exempt and the taxable bonds. We also consider how the taxable analysts are thinking about pricing this risk versus the tax-exempt analysts.

Looking beyond the headlines

“There is news flow all the time, and people who own corporate bonds — especially individuals — can easily get rattled by the headlines. Our analysts see through all of that, right down to the long-term view of what’s really important for the company.

“There are times when owning corporate credit-related municipal bonds makes a lot of sense, and there are other times when it does not. We’re constantly evaluating that, always looking at the relative value questions: Are we getting adequately compensated to take the risk, and how does the risk/reward tradeoff compare between the taxable and tax-exempt markets? Finally, it’s important to put all this research into the context of a municipal bond fund and the specific expectations of shareholders in The Tax-Exempt Fund of California. That’s where the rubber really meets the road.”
[End Sidebar]

[Begin Sidebar]
Making the most of waste

The Tax-Exempt Fund of California’s holdings include several bonds issued through the California Pollution Control Financing Authority on behalf of corporations, such as Waste Management, Inc., the nation’s largest trash collector. By issuing bonds in the municipal market, the corporations can take advantage of lower interest rates than would be demanded by investors in the taxable bond market. Federal tax law limits the types of corporations and projects that can seek financing in the tax-exempt marketplace. They must adhere to strict conditions — defined upfront — on how the money can be spent.

The Tax-Exempt Fund of California owns Waste Management bonds that finance landfills, transfer stations and recycling facilities. Money raised from these municipal bonds may be used to pay for new buildings, maintain or enhance existing facilities, and buy collection vehicles and containers.

Waste Management provides solid-waste collection services to millions of customers across North America and has the largest trucking fleet in the waste industry. Most waste collected by Waste Management is transported to its own landfills from a supporting network of transfer stations. Waste Management is the largest recycler of municipal solid waste in North America. In addition, the company collects landfill gas, which is produced naturally as waste decomposes in landfills, for industrial use or to produce electricity. Its Wheelabrator Technologies subsidiary burns solid waste to generate clean energy.

In California, one of Waste Management’s largest projects that benefits from tax-exempt funding is the El Sobrante landfill and recycling center in Riverside County. Opened in 1986, the landfill takes up to 10,000 tons of waste each day from Los Angeles, Orange, San Bernardino, San Diego and Riverside counties.

The company’s stewardship of the site includes putting more than 600 acres of adjoining land into permanent wildlife conservation and managing the area for 80 years. The area’s wildlife includes the endangered Stephens’ kangaroo rat and the threatened coastal California gnatcatcher. In addition, Waste Management has agreed to restore the landfill to its natural sage scrub habitat.

Since 2004, Waste Management has operated three gas-to-energy generators at El Sobrante that transform methane gas from the landfill into enough electricity to power 3,800 homes each day.
[End Sidebar]

[Begin Pullquote]
“... the shareholder benefits from a diversity of opinions. That’s one of the key strengths of our management approach.” - Karl Zeile
[End Pull Quote]

[Begin Sidebar]
Calculated risk

Professional managers understand that, like all bonds, municipal bonds come with risks that can be managed by careful monitoring of the market and portfolio holdings. Here are the most common types of risk associated with municipal bonds:

Credit risk refers to the ability of a bond issuer to meet the covenants of a bond agreement and to make timely payments of interest and principal. Bond rating agencies, such as Moody’s and Standard & Poor’s, assign valuations based on underlying credit risk. Some bonds held by The Tax-Exempt Fund of California are classified as below investment grade and therefore possess relatively higher levels of credit risk.

Default risk is a severe form of credit risk that refers to a pending or actual event of default. A bond issuer is said to be in default if covenants of the bond agreement have been violated, an interest payment has been missed, or the repayment of principal is in jeopardy.

Interest rate risk is related to the underlying (or macroeconomic) rate environment. Rising interest rates diminish the value of existing bonds. Conversely, declining interest rate cycles tend to raise the value of existing bonds.

Liquidity risk is a threat to bonds that are seldom traded in active markets. As a consequence, the difference between the bid price and the asking price (the dealer’s markup) is usually much greater than is the case for bonds that are “liquid,” those for which active markets exist. Often, these bonds are difficult to sell if the holder needs to raise cash. Bonds that are small in size, privately placed or nonrated are most subject to liquidity risk.

Prepayment risk is the possibility that a bond may be redeemed in part or full prior to maturity. When this occurs, the projected cash flow of a bond is altered and that may diminish the expected return.

Reinvestment risk is the inability of a bondholder to reinvest cash flow (the interest payments on a bond) at the same, or higher, yield as the original investment. This is typically the case in a declining interest rate environment and may also result from prepayment risk.

Yield-spread risk refers to the widening of yields between a bond and its pricing benchmark or widening spreads between rating categories. Contagion effects among like classes of debt can drive yield-spread risk. For example, if the particular bonds of one city suffer an event of default, then all bonds associated with that locality — perhaps even those issued by the governing state — may experience spread-widening (higher yields and lower prices) as a result. Market forces, such as supply and demand, may intensify yield-spread risks.
[End Sidebar]

Summary investment portfolio, August 31, 2006
The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]

Portfolio quality ratings*

Aaa/AAA	33.4%
Aa/AA	10.2
A/A	16.5
Baa/BBB	19.7
Below investment grade	15.4
Short-term securities & other assets less liabilities	4.8

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 95.15%	(000)	(000)	assets

CALIFORNIA - 90.71%
State Issuers - 35.75%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	$5,500	$5,703.42%
Econ. Recovery Bonds:
Series 2004-A, 5.00% 2015	5,000	5,421
5.00%-5.25% 2012-2016	7,975	8,636	1.04
Education Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	7,390	7,717.57
Education Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,270.68
G.O. Bonds, 5.00%-5.25% 2013-2023	10,500	11,248
G.O. Ref. Bonds:
5.00% 2016	7,000	7,595
5.00% 2026	1,500	1,581
Various Purpose G.O. Bonds:
5.00% 2028	5,000	5,249
RADIAN insured, 5.25% 2019	5,020	5,430
5.00%-5.25% 2014-2017	3,850	4,178	2.61
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,639.49
Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-backed Bonds:
Series 2005-A, 5.00% 2045	6,000	6,134
Series 2005-A, FGIC insured, 5.00% 2035	15,000	15,630
5.00% 2012	1,500	1,607
Tobacco Settlement Asset-backed Bonds:
Series 2003-A-1, 6.25% 2033	12,915	14,178
6.75% 2039	3,000	3,387	3.03
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,760.80
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center):
Series 2005, 5.00% 2027	8,050	8,341
5.00% 2015-2021	4,300	4,547
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	4,460	4,778	1.31
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	5,000	5,363.40
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas and Electric Co.), 1996 Series A, 5.90% 2014	2,075	2,317.17
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	8,000	8,566.63
Pollution Control Fncg. Auth.:
Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), AMT:
Series 2005-C, 5.125% 2023	7,000	7,280
4.70%-5.125% 2025-2031	8,750	8,989
Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project):
5.00% 2018 (put 2008)	1,200	1,220
Series 2002-A, AMT, 5.00% 2022	6,000	6,183
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.90% 2011 (put 2007)	2,000	1,987	1.90
Public Works Board:
Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II):
Series 2005-J, 5.00% 2021	7,475	7,923
5.00% 2017	1,470	1,581
Dept. of Corrections:
Lease Rev. Bonds:
State Prison, Imperial County, 6.50% 2017	1,000	1,155
State Prison, Kern County at Delano II, 5.50% 2013-2022	2,000	2,197
State Prison-Lassen County, Susanville, 5.25% 2015	3,000	3,289
Lease Rev. Ref. Bonds:
State Prison-Lassen County, Susanville, 5.00% 2016	3,395	3,644
Various State Prisons, 5.25% 2013	1,000	1,102	1.54
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP):
Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,300	5,369
Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,152.85
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,980	6,120.45
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System):
Series 2005-A, 5.00% 2039	6,200	6,306
Series 2005-H, 5.25% 2025	7,330	7,697
5.00%-5.25% 2022-2024	7,500	7,785	1.61
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital):
Series 2005, 5.00% 2019	6,495	6,848
5.00% 2014-2027	8,790	9,219	1.19
Dept. of Water Resources, Power Supply Rev. Bonds, 5.50%-6.00% 2011-2015	7,000	7,789.58
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project):
Series X, FGIC insured, 5.50% 2017	8,000	9,193
5.50% 2016-2017	4,765	5,340	1.07
Other securities		194,857	14.41
		483,500	35.75

City and county issuers - 54.96%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 5.50% 2009	7,100	7,330.54
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds:
Series 2006-F, 5.00% 2017	6,000	6,560
Series 2006-F, 5.00% 2019	5,000	5,417
5.00%-5.125% 2015-2022	11,500	12,349	1.80
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), AMT:
Series 1992-B, 5.00% 2027	10,945	11,350
4.90%-5.00% 2023-2027	4,000	4,123	1.14
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds, Series 2001, 5.25% 2016	7,000	7,481.55
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,712.42
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	6,163.46
City of Long Beach:
Harbor Rev. Ref. Bonds, AMT:
Series 2004-A, FGIC insured, 5.00% 2014	5,930	6,348
5.00% 2011-2015	4,800	5,091
Harbor Rev. Bonds, AMT, 5.50%-5.75% 2009-2013	4,500	4,766	1.20
City of Los Angeles Harbor Dept., Rev. Ref.:
Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	6,192
Series 2006-A, AMT, MBIA insured, 5.00% 2018	5,000	5,421
Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	10,719
Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	8,576
5.00% 2017-2021	5,105	5,528	2.69
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	7,986.59
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%-5.375% 2013-2015	11,575	12,554.93
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	5,000	5,222.39
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,908.44
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,465.40
County of San Diego, San Diego Community College Dist., G.O. Bonds (Election of 2002), Series 2005, FSA insured, 5.00% 2020	5,000	5,361.40
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,586.41
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,152.45
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031	5,000	5,348.40
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	5,947.44
Other securities		558,729	41.31
		743,384	54.96

PUERTO RICO - 3.86%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	5,000	5,376.40
Public Improvement:
Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,755
G.O. Bonds, 5.25% 2022	2,000	2,152
G.O. Ref. Bonds, 5.00%-5.75% 2009-2035	13,075	13,624	1.59
Other securities		25,326	1.87
		52,233	3.86

VIRGIN ISLANDS - 0.58%
Other securities		7,802.58

Total bonds & notes (cost: $1,246,287,000)		1,286,919	95.15

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 3.91%	(000)	(000)	assets

California Housing Fin. Agcy., Home Mortgage Rev. Bonds, AMT, 3.37%-3.60% 2025-2034 (1) (2)	$8,800	$8,800.65%
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2000-B-4, 3.25% 2035 (1) (2)	4,000	4,000.30
State of California Dept. of Water Resources:
Power Supply Rev. Bonds 3.26%-3.52% 2020-2022 (1)	8,790	8,790.94
Power Supply Rev. Demand Bonds 3.30%-3.50% 2022 (1)	3,950	3,950
Other securities		27,275	2.02
Total short-term securities (cost: $52,815,000)		52,815	3.91

Total investment securities (cost: $1,299,102,000)		1,339,734	99.06
Other assets less liabilities		12,773.94

Net assets		$1,352,507	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at August 31, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:

Investment securities at market (cost: $1,299,102)		$1,339,734
Cash		90
Receivables for:
Sales of investments	$13,231
Sales of fund's shares	5,594
Interest	17,967	36,792
		1,376,616
Liabilities:
Payables for:
Purchases of investments	20,562
Repurchases of fund's shares	1,055
Dividends on fund's shares	1,399
Investment advisory services	339
Services provided by affiliates	643
Deferred trustees' compensation	101
Other fees and expenses	10	24,109
Net assets at August 31, 2006		$1,352,507

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,311,867
Undistributed net investment income		741
Accumulated net realized loss		(733)
Net unrealized appreciation		40,632
Net assets at August 31, 2006		$1,352,507

Shares of beneficial interest issued and outstanding - unlimited shares authorized (80,728 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,070,455	63,893	$16.75
Class B	22,840	1,363	16.75
Class C	96,644	5,768	16.75
Class F	102,044	6,091	16.75
Class R-5	60,524	3,613	16.75
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.40.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2006	(dollars in thousands)
Investment income:
Income:
Interest		$53,201

Fees and expenses*:
Investment advisory services	$3,969
Distribution services	3,601
Transfer agent services	159
Administrative services	169
Reports to shareholders	58
Registration statement and prospectus	27
Postage, stationery and supplies	17
Trustees' compensation	48
Auditing and legal	67
Custodian	6
Other taxes	11
Other	34
Total fees and expenses before waiver	8,166
Less waiver of fees and expenses:
Investment advisory services	397
Total fees and expenses after waiver		7,769
Net investment income		45,432

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(811)
Net unrealized depreciation on investments		(3,893)
Net realized loss and unrealized depreciation on investments		(4,704)
Net increase in net assets resulting from operations		$40,728

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31,
	2006	2005
Operations:
Net investment income	$45,432	$33,133
Net realized (loss) gain on investments	(811)	290
Net unrealized (depreciation) appreciation on investments	(3,893)	12,166
Net increase in net assets
resulting from operations	40,728	45,589

Dividends and distributions paid or accrued to
shareholders:
Dividends from net investment income	(45,188)	(33,058)
Distributions from net realized gain
on investments	(322)	(738)
Total dividends and distributions paid or accrued
to shareholders	(45,510)	(33,796)

Capital share transactions	339,825	279,924

Total increase in net assets	335,043	291,717

Net assets:
Beginning of year	1,017,464	725,747
End of year (including undistributed
net investment income: $741 and $627, respectively)	$1,352,507	$1,017,464

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the “fund”). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2006, the fund reclassified $129,000 to accumulated net realized loss and $1,000 to capital paid in on shares of beneficial interest from undistributed net investment income to align financial reporting with tax reporting.

As of August 31, 2006, the components of distributable earnings, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:

(dollars in thousands)

Undistributed tax-exempt income	$1,396
Capital loss carryforward expiring in 2014*	<133>
Post-October capital loss deferrals (realized during the period November 1, 2005, through August 31, 2006)†	<600>
Gross unrealized appreciation on investment securities	42,352
Gross unrealized depreciation on investment securities	<875>
Net unrealized appreciation on investment securities	41,477
Cost of investment securities	1,298,257

* The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended August 31, 2006			Year ended August 31, 2005
	Tax-exempt income	Long-term capital gains	Total distributions paid or accrued	Tax-exempt income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$37,156	$263	$37,419	$28,396	$628	$29,024
Class B	747	7	754	770	22	792
Class C	2,732	25	2,757	1,938	53	1,991
Class F	2,698	16	2,714	991	19	1,010
Class R-5	1,855	11	1,866	963	16	979
Total	$45,188	$322	$45,510	$33,058	$738	$33,796

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2006, total investment advisory services fees waived by CRMC were $397,000. As a result, the fee shown on the accompanying financial statements of $3,969,000, which was equivalent to an annualized rate of 0.343%, was reduced to $3,572,000, or 0.308% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2006, unreimbursed expenses subject to reimbursement totaled $1,087,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended August 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$2,338	$154	Not applicable	Not applicable
Class B	231	5	Not applicable	Not applicable
Class C	859	Included in administrative services	$61	$5
Class F	173		50	7
Class R-5	Not applicable		45	1
Total	$3,601	$159	$156	$13

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $48,000, shown on the accompanying financial statements, includes $38,000 in current fees (either paid in cash or deferred) and a net increase of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2006
Class A	$354,025	21,323	$26,362	1,587	$(143,269)	(8,629)	$237,118	14,281
Class B	3,013	181	527	32	(3,995)	(241)	(455)	(28)
Class C	32,510	1,956	1,992	120	(15,143)	(912)	19,359	1,164
Class F	74,341	4,478	2,073	125	(16,582)	(999)	59,832	3,604
Class R-5	32,275	1,944	884	53	(9,188)	(553)	23,971	1,444
Total net increase
(decrease)	$496,164	29,882	$31,838	1,917	$(188,177)	(11,334)	$339,825	20,465

Year ended August 31, 2005
Class A	$271,146	16,190	$20,143	1,203	$(85,495)	(5,112)	$205,794	12,281
Class B	3,051	182	527	31	(3,784)	(226)	(206)	(13)
Class C	34,113	2,038	1,408	84	(8,045)	(481)	27,476	1,641
Class F	31,519	1,882	757	45	(7,002)	(419)	25,274	1,508
Class R-5	23,774	1,422	291	18	(2,479)	(148)	21,586	1,292
Total net increase
(decrease)	$363,603	21,714	$23,126	1,381	$(106,805)	(6,386)	$279,924	16,709

* Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $483,429,000 and $155,841,000, respectively, during the year ended August 31, 2006.

Financial highlights(1)

		Income from investment operations(2)			Dividends and distributions

	Net asset value, beginning of period	Net investment	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers(4)	Ratio of net income to average net assets
Class A:
Year ended 8/31/2006	$16.88	$.66	$(.12)	$.54	$(.66)	$(.01)	$(.67)	$16.75	3.28%	$1,070.63%		.60%	4.00%
Year ended 8/31/2005	16.66	.67	.24	.91	(.67)	(.02)	(.69)	16.88	5.57	838.65		.62	4.02
Year ended 8/31/2004	16.20	.69	.46	1.15	(.69)	-	(.69)	16.66	7.22	622.70		.70	4.21
Year ended 8/31/2003	16.54	.69	(.34)	.35	(.69)	-	(.69)	16.20	2.12	553.68		.68	4.19
Year ended 8/31/2002	16.56	.70	.04	.74	(.70)	(.06)	(.76)	16.54	4.66	542.68		.68	4.34
Class B:
Year ended 8/31/2006	16.88	.54	(.12)	.42	(.54)	(.01)	(.55)	16.75	2.52	23	1.39	1.36	3.25
Year ended 8/31/2005	16.66	.55	.24	.79	(.55)	(.02)	(.57)	16.88	4.79	23	1.40	1.38	3.28
Year ended 8/31/2004	16.20	.57	.46	1.03	(.57)	-	(.57)	16.66	6.45	24	1.45	1.45	3.46
Year ended 8/31/2003	16.54	.57	(.34)	.23	(.57)	-	(.57)	16.20	1.36	21	1.43	1.43	3.32
Year ended 8/31/2002	16.56	.58	.04	.62	(.58)	(.06)	(.64)	16.54	3.88	14	1.42	1.42	3.53
Class C:
Year ended 8/31/2006	16.88	.53	(.12)	.41	(.53)	(.01)	(.54)	16.75	2.46	97	1.44	1.41	3.19
Year ended 8/31/2005	16.66	.53	.24	.77	(.53)	(.02)	(.55)	16.88	4.67	78	1.52	1.49	3.14
Year ended 8/31/2004	16.20	.55	.46	1.01	(.55)	-	(.55)	16.66	6.30	49	1.58	1.58	3.31
Year ended 8/31/2003	16.54	.55	(.34)	.21	(.55)	-	(.55)	16.20	1.22	38	1.56	1.56	3.27
Year ended 8/31/2002	16.56	.56	.04	.60	(.56)	(.06)	(.62)	16.54	3.73	21	1.55	1.55	3.37
Class F:
Year ended 8/31/2006	16.88	.65	(.12)	.53	(.65)	(.01)	(.66)	16.75	3.22	102.69		.66	3.91
Year ended 8/31/2005	16.66	.65	.24	.89	(.65)	(.02)	(.67)	16.88	5.44	42.77		.74	3.86
Year ended 8/31/2004	16.20	.67	.46	1.13	(.67)	-	(.67)	16.66	7.07	16.83		.83	4.04
Year ended 8/31/2003	16.54	.67	(.34)	.33	(.67)	-	(.67)	16.20	1.97	10.82		.82	4.03
Year ended 8/31/2002	16.56	.67	.04	.71	(.67)	(.06)	(.73)	16.54	4.47	7.83		.83	4.14
Class R-5:
Year ended 8/31/2006	16.88	.69	(.12)	.57	(.69)	(.01)	(.70)	16.75	3.45	61.47		.43	4.16
Year ended 8/31/2005	16.66	.70	.24	.94	(.70)	(.02)	(.72)	16.88	5.74	36.48		.45	4.19
Year ended 8/31/2004	16.20	.72	.46	1.18	(.72)	-	(.72)	16.66	7.40	15.53		.53	4.38
Year ended 8/31/2003	16.54	.72	(.34)	.38	(.72)	-	(.72)	16.20	2.29	12.51		.51	4.37
Period from 7/15/2002 to 8/31/2002	16.39	.09	.15	.24	(.09)	-	(.09)	16.54	1.47	25.06		.06	.55

	Year ended August 31
	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	14%	11%	8%	16%	11%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

See Notes to Financial Statements


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities of The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (the “Fund”), including the summary investment portfolio, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Costa Mesa, California
October 10, 2006

Tax information                                                                                                        unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2006:

Long-term capital gains         $322,000
Exempt interest dividends         100%

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Other share class results                                                             unaudited

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Class B, Class C and Class F

Average annual total returns for periods ended September 30, 2006 (the most recent calendar quarter):
	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	-1.06%	+3.70%	+5.14%
Not reflecting CDSC	+3.94%	+4.05%	+5.14%

Class C shares — first sold 3/19/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+2.89%	+3.92%	+4.05%
Not reflecting CDSC	+3.89%	+3.92%	+4.05%

Class F shares* — first sold 3/20/01
Not reflecting annual asset-based fee charged by sponsoring firm	+4.64%	+4.68%	+4.80%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details.

*These shares are sold without any initial or contingent deferred sales charge.

There are several ways to invest in The Tax-Exempt Fund of California. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Expense example                                                                                                                                 unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006, through August 31, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2006	Ending account value 8/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,020.91	$3.01	.59%
Class A -- assumed 5% return	1,000.00	1,022.23	3.01	.59
Class B -- actual return	1,000.00	1,017.14	6.86	1.35
Class B -- assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class C -- actual return	1,000.00	1,016.86	7.12	1.40
Class C -- assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class F -- actual return	1,000.00	1,020.54	3.36	.66
Class F -- assumed 5% return	1,000.00	1,021.88	3.36	.66
Class R-5 -- actual return	1,000.00	1,021.73	2.19	.43
Class R-5 -- assumed 5% return	1,000.00	1,023.04	2.19	.43

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing a high level of current income exempt from regular, federal and California income taxes. Among other things, they compared the fund’s total returns with the average returns of all funds included in the Lipper California Municipal Debt Funds category (the Lipper category that includes the fund) and the Lipper California Municipal Debt Funds Index (comprised of the 30 largest funds in the category each year). The board and the committee noted that for the three-, five- and 10-year periods ended December 31, 2005, the fund’s investment results approximated or exceeded both of these measures, and for the one-year period it was at the average for the Lipper category.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of funds in the Lipper California Municipal Debt Funds Index as of August 31, 2005. The board and the committee observed that the fund’s advisory fees were well below the median for all such funds as of the end of each of the fund’s last 10 fiscal years and its total expenses were at or below the median for all such funds for the past seven years. The board and the committee also noted that the 5% advisory fee waiver that CRMC put into effect in September 2004 was increased to 10% on April 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Board of trustees

“Independent” trustees

Name and age	Year first elected a trustee of the fund¹	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 72		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 73	1986	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

Diane C. Creel, 57	1994	Chairman of the Board, President and CEO, Ecovation, Inc. (organic waste management); former President and CEO, The Earth Technology Corporation (international consulting engineering)

Martin Fenton, 71	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 60	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 60	2005	President, Dumbarton Group LLC (consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 71	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 63	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

“Independent” trustees

Name and age	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 72

H. Frederick Christie, 73	20	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Diane C. Creel, 57	13	Allegheny Technologies; BF Goodrich; Foster Wheeler Ltd.

Martin Fenton, 71	17	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 60	15	None

R. Clark Hooper, 60	18	JPMorgan Value Opportunities Fund

Richard G. Newman, 71	14	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 63	13	None

“Interested” trustees4

Name, age and position with fund	Year first elected a trustee or officer of the fund¹	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Paul G. Haaga, Jr., 57	1986	Vice Chairman of the Board, Capital Research
Vice Chairman of the Board		and Management Company; Director, The Capital Group Companies, Inc.[5]

Abner D. Goldstine, 76	1986	Senior Vice President and Director, Capital
President		Research and Management Company

Don R. Conlan, 70	1996	President (retired), The Capital Group Companies, Inc.[5]

“Interested” trustees[4]

Name, age and position with fund	Number of portfolios in fund complex[2] overseen by trustee	Other directorships[3] held by trustee

Paul G. Haaga, Jr., 57	16	None
Vice Chairman of the Board

Abner D. Goldstine, 76	13	None
President

Don R. Conlan, 70	5	None

The statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

1 Trustees and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
5 Company affiliated with Capital Research and Management Company.

Other officers

Name, age and postion with fund	Year first elected an officer of the fund¹	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Neil L. Langberg, 53	1986	Vice President — Investment Management Group,
Senior Vice President		Capital Research and Management Company

Edward B. Nahmias, 54	2001	Senior Vice President, Capital Research Company[2]
Vice President

Kristine M. Nishiyama, 36	2003	Vice President and Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[2]

Kimberly S. Verdick, 42	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Sharon G. Moseley, 38	2003	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Susi M. Silverman, 36	2001	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Trustees and officers of the fund serve until their resignation, removal or retirement.
2Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2006, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

30 mutual funds, consistent philosophy, consistent results

• Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

• Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
   Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
   > The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds             Capital Research and Management                  Capital International                 Capital Guardian                    Capital Bank and Trust

Lit. No. MFGEAR-920-1006P

Litho in USA RCG/INS/8069-S7500

Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that Martin Fenton, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the Audit Committee and of the Board, nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2005	$47,000
2006	$57,000
b) Audit-Related Fees:
2005	None
2006	$292

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2005	$6,000
2006	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2005	None
2006	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2005	$428,000
2006	$415,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2005	None
2006	$6,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2005	$27,000
2006	$9,000
The other fees consist of consulting services related to the Registrant’s compliance program.

The Registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,167,000 for fiscal year 2005 and $721,000 for fiscal year 2006. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[logo - American Funds ®]

The Tax-Exempt Fund of California®
Investment portfolio
August 31, 2006

	Principal amount	Market value
Bonds & notes — 95.15%	(000)	(000)

CALIFORNIA — 90.71%
State Issuers — 35.75%
CSUCI Fncg. Auth., Rev. Bonds (Rental Housing and Town Center), Series 2004-A, 2.50% 2044 (put 2007)	$1,250	$1,236
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	750	787
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,054
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	528
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	5,703
Econ. Recovery Bonds, Series 2004-A, 5.25% 2012	3,000	3,256
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	2,975	3,259
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	5,000	5,421
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,121
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	7,390	7,717
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,291
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	5,030
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,141
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,872
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	1,023
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,400	1,481
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,036
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	4,111
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	2,470	2,514
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,270
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,777
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	3,092
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	4,107
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,310
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 4.75% 2028	5,000	5,154
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021	1,000	1,053
G.O. Bonds 5.00% 2013	2,000	2,144
G.O. Bonds 5.00% 2015	2,000	2,164
G.O. Bonds 5.25% 2015	2,000	2,165
G.O. Bonds 5.25% 2016	1,000	1,081
G.O. Bonds 5.00% 2017	200	208
G.O. Bonds 5.00% 2023	1,300	1,363
G.O. Bonds, XLCA-ICR insured, 5.00% 2014	2,000	2,123
G.O. Ref. Bonds 5.00% 2016	7,000	7,595
G.O. Ref. Bonds 5.00% 2026	1,500	1,581
Various Purpose G.O. Bonds 5.25% 2014	2,350	2,556
Various Purpose G.O. Bonds 5.00% 2017	1,500	1,622
Various Purpose G.O. Bonds 5.00% 2028	5,000	5,249
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	5,020	5,430
G.O. Bonds 5.00% 2017 (preref. 2010)	800	846
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,213
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,639
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, 5.00% 2012	1,500	1,607
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, 5.00% 2045	6,000	6,134
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, FGIC insured, 5.00% 2035	15,000	15,630
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,915	14,178
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.75% 2039	3,000	3,387
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,062
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,760
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,045
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2016	2,500	2,651
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,056
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,097
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2035	3,000	3,080
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007	385	389
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008	665	682
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,500	3,684
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020	1,555	1,707
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	575	582
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	40	40
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	1,010	1,042
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	75	77
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	3,790	4,222
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.625% 2008	920	920
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.75% 2015	1,000	1,000
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	2,000	2,086
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	5,153
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	3,172
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	4,000	3,899
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2010	2,170	2,267
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2013	1,125	1,175
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,886
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2015	2,300	2,452
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2021	2,000	2,095
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	8,050	8,341
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	4,460	4,778
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1995-B-2, AMT, AMBAC insured, 5.70% 2007	100	101
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	140	141
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	325	327
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds, Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,649
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,368
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	2,000	2,149
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	5,000	5,363
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2004, 5.00% 2019	1,710	1,817
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project), Series 2006-B, FGIC insured, 5.00% 2015	1,000	1,092
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project), Series 2006-B, FGIC insured, 5.00% 2022	1,000	1,069
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.00% 2016	1,290	1,324
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	1,000	1,027
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	1,750	1,781
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,042
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3), Series 1993-A, 5.65% 2007 (escrowed to maturity)	1,025	1,044
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas and Electric Co.), 1996 Series A, 5.90% 2014	2,075	2,317
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	8,000	8,566
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	5,000	4,967
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	2,088
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-B, AMT, 5.00% 2027	3,500	3,576
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 4.70% 2025 (put 2012)	3,250	3,325
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-C, AMT, 5.125% 2023	7,000	7,280
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-B, 5.00% 2018 (put 2008)	1,200	1,220
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	6,000	6,183
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.90% 2011 (put 2007)	2,000	1,987
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,155
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2013	1,000	1,101
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2022	1,000	1,096
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 1993-D, FSA insured, 5.25% 2015	3,000	3,289
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,644
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,102
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,581
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	7,475	7,923
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2015	1,000	1,079
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	2,735	2,938
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	1,000	1,071
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2021	2,000	2,114
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,086
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,217
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2004-F, 5.00% 2016	2,500	2,683
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2004-F, 5.00% 2020	1,500	1,584
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2018	3,045	3,269
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2025	1,000	1,051
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,072
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project), Series 2005-K, 5.00% 2018	3,000	3,208
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 1996-A, AMT, 7.75% 2027[1]	10	10
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,228
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,300	5,369
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,152
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-4, 5.25% 2025 (put 2013)	1,500	1,540
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,081
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,980	6,120
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2018	2,500	2,691
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2023	500	533
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,232
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,238
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,323
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2003, 5.25% 2023	2,000	2,112
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Ashton Apartments), Issue 1999-C, 5.20% 2029 (put 2009)	1,000	1,028
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	3,100	3,188
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,481
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	2,500	2,629
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	6,200	6,306
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	5,156
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	7,330	7,697
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,341
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,848
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2027	4,700	4,878
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,522
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,736
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,832
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,715
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,081
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,049
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,627
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,498
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,208
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,083
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016 (preref. 2012)	1,000	1,127
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	2,500	2,802
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,108
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,306
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	367
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017	1,665	1,808
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2016	3,100	3,532
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2017	8,000	9,193
		483,500

CALIFORNIA
City and county issuers — 54.96%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.), Series 2004-D, XLCA insured, 5.125% 2012	$2,500	$2,704
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-A, FSA insured, 6.00% 2024	1,500	1,828
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, FSA insured, 0% 2022	2,000	984
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,305
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,022
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (United Dominion/2000 Post Apartments), Series 2000-B, 6.25% 2030 (put 2008)	2,000	2,075
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 5.50% 2009	7,100	7,330
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	3,500	3,815
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	435	440
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,518
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	1,013
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	4,265
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,705	3,788
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.00% 2009	4,600	4,688
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	1,024
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation), Series 1998, 5.125% 2018	2,215	2,256
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,905
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,339
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D, 5.125% 2015	4,000	4,249
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2017	6,000	6,560
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,809
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2019	5,000	5,417
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	4,000	4,291
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.375% 2017 (preref. 2012)	1,000	1,097
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022 (preref. 2012)	1,500	1,616
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series B, 5.00% 2022	3,000	3,206
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,087
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	1,500	1,611
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,566
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2025	1,000	1,042
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	3,000	3,024
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	2,199
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project), Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,702
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds, Series 2005, FGIC insured, 5.00% 2016	2,120	2,311
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds, Series 2005, FGIC insured, 5.00% 2023	2,000	2,126
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds, Series 2005-A, 5.00% 2022	1,000	1,011
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds, Series 2005-A, 5.20% 2035	2,720	2,743
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,641
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.30% 2036	1,475	1,488
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	868
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	3,998
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	990	992
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,370	1,371
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program), Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,110
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	1,000	1,098
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds, Series 2002-A, FSA insured, 5.25% 2016	75	82
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds, Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,545	1,696
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	2,000	2,193
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.125% 2036	3,000	3,021
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	11,350
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	1,000	1,037
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	3,086
City of Commerce Community Dev. Commission, Tax Allocation Ref. Bonds (Redev. Project No. 1), Series 1997-B, 5.50% 2008	685	695
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds, Series 2001, 5.25% 2016	7,000	7,481
Community Facs. Dist. No. 2001-01 (French Valley), Eastern Municipal Water Dist., Special Tax Bonds (Improvement Area A), Series 2006, 5.125% 2036	3,225	3,235
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part., Series 2006-A, MBIA insured, 5.00% 2016	1,500	1,647
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	995	1,046
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011	1,475	1,558
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,000	1,080
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II), Series 2002, 6.30% 2032	4,000	4,290
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,105	1,198
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,712
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	4,000	4,246
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds, Series B, 5.25% 2017 (preref. 2013)	3,085	3,395
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A, 6.00% 2016 (preref. 2010)	1,000	1,080
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.10% 2022	1,000	1,066
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.20% 2032	2,500	2,659
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	3,013
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031	3,000	3,245
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,535
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.00% 2017	1,000	1,102
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2018	4,435	5,012
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2019	2,000	2,266
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018	2,000	2,067
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park), Series 2004-A, 6.375% 2039	3,935	4,283
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2026	1,500	1,527
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2031	2,000	2,024
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.125% 2041	2,800	2,841
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-B, 5.85% 2041	1,150	1,168
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,768
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	2,500	2,583
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.70% 2026	2,750	2,842
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,995	2,060
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Three, 5.00% 2025	1,130	1,137
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	750	763
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	790	804
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	885	901
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.20% 2026	1,375	1,409
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	3,800	3,894
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2019	1,645	1,677
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2026	2,500	2,523
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2005-A, 5.15% 2035	1,630	1,643
Community Facs. Dist. No. 21, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2006-A, 5.15% 2036	4,615	4,656
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	4,959
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,660
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,026
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2030	1,195	1,224
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2035	1,225	1,242
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A), Series 2005-A, 5.45% 2036	3,000	3,071
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2002, 6.375% 2032	4,500	4,864
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2006, 5.00% 2026	1,500	1,514
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2006, 5.125% 2035	1,875	1,895
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds, Series 2003, MBIA insured, 5.25% 2018	1,935	2,177
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds (Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	1,115
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds (Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	2,693
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds (Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	5,000	5,035
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,908
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	4,700	4,789
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033	4,000	4,325
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034	2,750	2,936
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,595
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	3,094
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	6,163
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	860
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	2,000	2,091
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,675
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,948
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	5,930	6,348
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	1,068
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	1,075
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2001, AMBAC insured, 5.50% 2016	4,380	4,770
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,615	1,977
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.00% 2021	2,010	2,171
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	6,192
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	5,000	5,421
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	10,719
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2017	3,095	3,357
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	8,576
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.125% 2027	2,005	2,057
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	7,986
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032	1,000	1,033
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,093
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,541
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,689
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,432
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,188
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	4,500	4,904
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.25% 2017	3,530	3,794
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project), Series 2005, AMBAC insured, 5.00% 2022	3,440	3,640
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds), Series 2005-B, FGIC insured, 5.00% 2020	3,740	4,021
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds, Series 2003-A, MBIA insured, 5.375% 2016	1,000	1,100
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds, Series 2003-A, MBIA insured, 5.375% 2017	465	510
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2006-F, FGIC insured, 5.00% 2017	3,000	3,285
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2006-F, FGIC insured, 5.00% 2019	3,000	3,254
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,101
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2002, MBIA insured, 5.75% 2015	1,000	1,151
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds, Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	535	592
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	1,055	1,087
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	910	938
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,340
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	3,075	3,321
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	4,500	4,893
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	3,530	3,820
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	2,000	2,164
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,169
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,426
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,082
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	4,000	4,095
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds (Improvement Area No. 1), 5.10% 2026	1,355	1,370
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds (Improvement Area No. 1), 5.20% 2035	1,810	1,825
Community Facs. Dist. No. 2002-4, Murrieta Valley Unified School Dist., Improvement Area B Special Tax Bonds, Series 2006, 5.45% 2038	675	689
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,142
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,628
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 1999-A, 6.70% 2029 (preref. 2009)	1,000	1,108
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2000-A, 6.20% 2023 (preref. 2008)	1,780	1,872
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2000-A, 6.25% 2030 (preref. 2008)	1,800	1,895
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,643
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,217
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,549
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	1,052
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,822
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	1,018
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	5,029
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds, Series 1998-A, 5.25% 2009	670	678
County of Orange, Local Transportation Auth., First Bonds, MBIA insured, 6.00% 2009	1,500	1,588
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	1,005
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	1,122
County of Orange, Recovery Certs. of Part., Series 1996-A, MBIA insured, 6.00% 2008	1,500	1,568
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022	1,960	2,053
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,413
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,545
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,574
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center), Limited Obligation Ref. Bonds, 5.70% 2006	1,005	1,005
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	2,000	1,989
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.00% 2019	675	688
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.10% 2021	620	633
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.15% 2022	915	941
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.25% 2024	1,015	1,039
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.35% 2030	1,740	1,792
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.40% 2035	1,755	1,805
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2008	1,000	1,039
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2009	1,320	1,395
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2010	1,715	1,818
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,050	2,186
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.25% 2036	5,000	5,084
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	1,019
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	1,062
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.125% 2026	2,200	2,233
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	1,000	1,017
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2017	3,170	3,566
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,269
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	670
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,614
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.20% 2035	2,000	2,022
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	3,110	3,225
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	5,000	5,222
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015 (preref. 2011)	1,000	1,089
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,017
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,417
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	4,625
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	730	750
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects), Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,119
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds, Series 2005, 5.00% 2020	805	813
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds, Series 2005, 5.00% 2021	855	864
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2017	2,000	2,162
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.00% 2011 (preref. 2009)	955	1,039
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.30% 2025 (preref. 2009)	1,680	1,841
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax Bonds, Series 1998, 5.20% 2007 (escrowed to maturity)	575	584
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,102
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.70% 2025 (preref. 2009)	2,750	3,045
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	1,000	1,069
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03, Special Tax Bonds, 6.00% 2028	1,755	1,856
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015	1,115	1,185
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016	1,170	1,241
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012	880	909
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	688
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	515
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program), Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,202
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	2,000	2,174
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,908
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	512
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,530	1,674
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,903
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017	1,000	1,080
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	1,028
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,481
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,816
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,299
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,465
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2016	1,130	1,223
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2018	1,450	1,554
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 1998, MBIA insured, 5.00% 2010	1,000	1,041
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2007	1,355	1,375
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2008	950	977
County of San Diego, San Diego Community College Dist., G.O. Bonds (Election of 2002), Series 2005, FSA insured, 5.00% 2020	5,000	5,361
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,721
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,789
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,276
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,037
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,127
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,085
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds, Series A, FSA insured, 5.25% 2017	2,015	2,176
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998), Series E, FSA insured, 5.25% 2015	1,000	1,096
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010	1,915	1,992
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	1,022
City and County of San Francisco Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2006-A, FSA insured, 5.00% 2017	2,485	2,717
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project--Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,180
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC insured, 5.00% 2015	4,500	4,924
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC insured, 5.00% 2019	2,195	2,357
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,277
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,009
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,468
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	2,875
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001, 5.00% 2019	2,295	2,420
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,192
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,063
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.30% 2012	525	535
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.65% 2022	1,490	1,532
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2004-A, MBIA insured, 4.54% 2018	3,000	3,111
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	2,485	2,573
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program), Series 1993-A, MBIA insured, 5.125% 2018	2,700	2,983
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017	2,500	2,864
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds, Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,208
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project), Series 1994-A, AMBAC insured, 7.75% 2009	2,200	2,472
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds, Series B, FGIC insured, 0% 2016	1,500	1,002
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003, 5.375% 2018	1,005	1,049
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003, 6.00% 2030	1,170	1,239
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2015	3,000	3,351
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2017	1,175	1,321
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,458
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,161
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,000	1,019
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	864
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,528
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County), FGIC insured, 5.25% 2021	2,000	2,275
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project), Series 1997-A, 5.95% 2011	1,700	1,728
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,692
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2019	1,015	1,095
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2020	2,025	2,176
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2022	2,300	2,458
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,001
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,586
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,614
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,852
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,276
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	3,080
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	1,200	1,270
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,165	1,229
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.25% 2008	745	759
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028 (preref. 2011)	4,715	5,014
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,152
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,839
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,051
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 2000, 6.375% 2035 (preref. 2008)	3,000	3,228
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project), Series 2005-B, FGIC insured, 5.00% 2018	1,000	1,073
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,245
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,131
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,816
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	1,024
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008	490	499
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,556
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,741
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,389
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031	5,000	5,348
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,059
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	5,947
		743,384

PUERTO RICO — 3.86%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)	2,000	2,119
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	3,730	3,906
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	3,000	3,205
Government Dev. Bank for Puerto Rico, Series 2006-C, AMT, 5.25% 2015	1,675	1,798
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032	2,500	2,682
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	1,000	1,000
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	2,835	2,994
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	4,000	4,171
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	1,830	2,166
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	5,000	5,376
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,073
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	212
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	2,152
Public Improvement G.O. Ref. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,847
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	3,500	3,650
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035	5,000	5,127
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,755
		52,233

VIRGIN ISLANDS — 0.58%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	517
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,032
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,065
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-D, 6.00% 2006	1,000	1,002
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,668
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,518
		7,802

Total bonds & notes (cost: $1,246,287,000)		1,286,919

Short-term securities — 3.91%

California Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2001-F, AMT, MBIA insured, 3.37% 2032[1,2]	3,000	3,000
California Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2002-M, AMT, 3.60% 2025[1]	2,900	2,900
California Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2003-K, AMT, 3.40% 2034[1,2]	2,900	2,900
California Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series D, AMT, 3.55% 2038[1]	300	300
California Statewide Communities Dev. Auth., Rev. Bonds (Scripps Health), Series 2005-A, TECP, 3.40% 9/6/2006	2,000	2,000
California Statewide Communities Dev. Auth., Demand Rev. Bonds (YMCA of the East Bay Project), Series 2006, 3.27% 2027[1]	1,560	1,560
California Statewide Communities Dev. Auth., Rev. Bonds (North Peninsula Jewish Campus), Series 2004, 3.50% 2034[1,2]	2,000	2,000
California Statewide Communities Dev. Auth., Solid Waste Facs. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1994-A, AMT, 3.43% 2024[1]	4,150	4,150
City of Irvine, California, Assessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, 3.45% 2031[1]	2,205	2,205
City of Los Angeles, California, Certs. of Part. (Loyola High School of Los Angeles), Series 2005-A, 3.33% 2035[1,2]	2,000	2,000
Dept. of Water and Power of the City of Los Angeles, California, Power System Rev. Bonds, Series 2001-B, Subseries B-3, 3.52% 2034[1,2]	4,200	4,200
Housing Auth. of the City of Santa Ana, California, Demand Multi-family Housing Rev. Ref. Bonds (Vintage Apartments), Series 1996-A, AMT, FNMA insured, 3.35% 2022[1]	1,400	1,400
Metropolitan Water Dist. Of Southern California, Water Rev. Bonds, Series 2000-B-4, 3.25% 2035[1,2]	4,000	4,000
Santa Clara County, California, El Camino Hospital Dist. Hospital Facs. Auth., Lease Rev. Bonds (1985 Valley Medical Center Project), Series B, 3.50% 2015[1]	2,560	2,560
State of California Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-13, FSA insured, 3.26% 2022[1]	3,200	3,200
State of California Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 3.29% 2022[1]	2,940	2,940
State of California Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-2, 3.52% 2020[1]	2,650	2,650
State of California Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-C-15, 3.30% 2022[1]	2,750	2,750
State of California Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2005-F-4, 3.50% 2022[1]	$1,200	$ 1,200
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, 3.50% 2026[1]	4,700	4,700
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, 3.58% 2026[1]	200	200

Total short-term securities (cost: $52,815,000)		52,815

Total investment securities (cost: $1,299,102,000)		1,339,734
Other assets less liabilities		12,773

Net assets		$1,352,507

1 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

MFGEFP-920-1006-S6842

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and
Board of Trustees of
The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California (the “Fund”) as of August 31, 2006, and for the year then ended and have issued our report thereon dated October 10, 2006, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund’s investment portfolio (the “Schedule”) as of August 31, 2006 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

Deloitte & Touche, LLP
Costa Mesa, California
October 10, 2006

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 8, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: November 8, 2006